Capital and Financial Risk Management - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital And Financial Risk Management [Line Items]
Cash and cash equivalents	$ 280,641		$ 191,081	$ 149,866	$ 465,708
Short-term investments	86,666		136,062
Investments held at fair value	191,426		317,841	$ 251,892
Investments in associates accounted for using equity method	0		3,185
Financial assets	$ 390,873		$ 479,146
Karuna
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value		886,885,000	886,885
Vor
Capital And Financial Risk Management [Line Items]
Number of associate's common stock held at fair value	2,671,800
Financial assets	$ 2,966		$ 6,012
Sonde
Capital And Financial Risk Management [Line Items]
Investments in associates accounted for using equity method	$ 0		$ 2,397